CREDIT SUISSE ASSET MANAGEMENT, LLC

One Madison Avenue

New York, NY 10010-3629

212 325 2000

July 23, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention Filings — Rule 497(e)

Re:	Credit Suisse Strategic Income Fund
Credit Suisse Opportunity Funds
(Securities Act File No. 33-92982;
Investment Company Act File No. 811-9054)

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing with the Securities and Exchange Commission are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information for the Credit Suisse Strategic Income Fund (the “Fund”), a series of the Registrant, in a supplement, dated July 18, 2018, to the Summary Prospectus and Prospectus, each dated February 28, 2018, of the Fund . The purpose of the filing is to submit the 497 filing dated July 18, 2018 in XBRL for the Fund.

Any questions or comments should be directed to the undersigned at 212-325-7349.

Very truly yours,

/s/ Karen Regan
Karen Regan
Secretary

Enclosures